Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

CODM reviews financial information of operating segments based on internal management reports when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has three reportable segments, including auto eInsurance business, technology service, auto service business and others. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the six months ended June 30, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$97,833	$24,345	$100,131	$-	$222,309
Operating cost and expenses
Integrated service cost	-	(12,582)	(88,882)	-	(101,464)
Promotional service and selling expenses	(95,556)	(6,559)	(2,969)	-	(105,084)
General and administrative expenses	(2,376)	(511)	(10,325)	(1,976)	(15,188)
Research and development expenses	(328)	(465)	(973)	-	(1,766)
Total operating costs and expenses	(98,260)	(20,117)	(103,149)	(1,976)	(223,502)
Total other income/(expenses), net (1)	57	(110)	(939)	(3,059)	(4,051)
Segment (loss)/income before tax	$(370)	$4,118	$(3,957)	$(5,035)	$(5,244)

	For the six months ended June 30, 2026
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$126,159	$28,007	$122,344	$-	$276,510
Operating cost and expenses
Integrated service cost	-	(24,763)	(116,549)	-	(141,312)
Promotional service and selling expenses	(115,653)	(8)	(3,928)	(27)	(119,616)
General and administrative expenses	(2,371)	(1,225)	(2,152)	(997)	(6,745)
Research and development expenses	(470)	(1,009)	(1,058)	-	(2,537)
Total operating costs and expenses	(118,494)	(27,005)	(123,687)	(1,024)	(270,210)
Total other expenses, net(1)	(287)	(209)	(1,258)	(226)	(1,980)
Segment (loss)/income before tax	$7,378	$793	$(2,601)	$(1,250)	$4,320

(1)	Included net of financial expenses, investment income and others.

The total assets by segments as of December 31, 2025 and as of June 30, 2026 were as follows:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Segment assets
Auto eInsurance service	$62,550	$70,254
Technology service	35,906	44,030
Auto service	151,165	150,068
Others	3,575	2,119
Total segment assets	$253,196	$266,471